Note 10 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) kr in Thousands, $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 DKK (kr) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 DKK (kr) shares	Dec. 10, 2025 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Share capital | $	$ 9,531		$ 17,039			$ 6,226	$ (1,652)
Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares) | shares					344,711,416
Issued capital [member]
Statement Line Items [Line Items]
Share capital | $	$ 15,791		$ 15,791			$ 11,823	$ 10,516
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares) | shares	417,010,756	417,010,756	417,010,756	417,010,756
Share capital | kr		kr 104,253		kr 104,253